Discontinued operations (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fees and commissions, net	$ 10,021	$ 10,619	$ 9,811
Investment fund trading [Member]
Fees and commissions, net	$ 2,588	$ 2,832	$ 3,106